Taxation - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision for Income Taxes [Abstract]
Current income tax (benefit) expense	$ (50,958)	$ (236,009)	$ 142,286
Deferred tax (benefit) expense	(93)	(4)	154
Income tax (benefit) expense/Effective tax rate, amount	$ (51,051)	$ (236,013)	$ 142,440